Note 2 - Summary of Significant Accounting Policies 1 (Details Textual) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Cash, Cash Equivalents, and Short-Term Investments	$ 61.0	$ 63.8